Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2022, 2021 and 2020:

	2022		2021		2020
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Consolidated net income attributable to equity holders of PLDT	10,485	10,485	26,367	26,367	24,284	24,284
Dividends on preferred shares (Note 20)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	10,426	10,426	26,308	26,308	24,225	24,225

	(in thousands, except per share amounts which are in pesos)
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT (Note 5)	48.26	48.26	121.76	121.76	112.12	112.12